                                                             [LOGO APPEARS HERE]
Excelsior Money Market Funds

Prospectus

August 1, 1999

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Money Fund
Government Money Fund
Treasury Money Fund
Tax-Exempt Money Fund
New York Tax-Exempt Money Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company



The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.


                                          [LOGO OF EXCELSIOR FUNDS APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual fund fam-ilies that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important informa-tion about the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Ex-celsior Tax-Exempt Funds, Inc. (each, a Fund) that you should know before in-vesting. The Money Fund and Government Money Fund offer two classes of shares:
Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Money Fund...........................................................          4
Government Money Fund................................................          6
Treasury Money Fund..................................................          8
Tax-Exempt Money Fund................................................         10
New York Tax-Exempt Money Fund.......................................         12
More Information About Risk..........................................         14
Each Fund's Other Investments........................................         15
The Investment Adviser...............................................         15
Purchasing, Selling and Exchanging Fund Shares.......................         15
Dividends, Distributions and Taxes...................................         18
Financial Highlights.................................................         19
How to Obtain More Information About Excelsior Funds................. Back Cover

--------------------------------------------------------------------------------

Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The Funds try to maintain a constant price per share of $1.00, but there is no guarantee that a Fund will achieve this goal.

      Money Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Money market
 instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 designed to allow the Fund to
 maintain a stable net asset
 value per share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment

INVESTMENT OBJECTIVE
The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

INVESTMENT STRATEGY OF THE MONEY FUND
The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of de-posit, bankers' acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks of Investing in the Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1989     9.03%
1990     8.14%
1991     6.01%
1992     3.96%
1993     2.83%
1994     3.91%
1995     5.60%
1996     5.02%
1997     5.21%
1998     5.16%
 Best Quarter Worst Quarter
    2.33%         0.68%
  (6/30/89)     (12/31/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.89%.

This table shows the average annual total returns of the Fund's Shares for the periods ended December 31, 1998.


                     1 Year 5 Years 10 Years
--------------------------------------------
Money Fund (Shares)  5.15%  4.97%   5.56%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.25%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.87%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.48%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              10
     1 Year 3 Years 5 Years Years
----------------------------------
      $89    $278    $482   $1,073

Government Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Money market
 instruments issued or
 guaranteed by the U.S.
 government, its agencies and
 instrumentalities

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 issued by the U.S. government,
 its agencies and
 instrumentalities designed to
 allow the Fund to maintain a
 stable net asset value per
 share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment

Investment Objective
The Government Money Fund seeks as high a level of current income as is consis-tent with liquidity and stability of principal.

Investment Strategy of the Government Money Fund
The Government Money Fund invests substantially all of its assets in high qual-ity U.S. dollar-denominated money market instruments, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies and in-strumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particu-larly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Government Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1989          8.88%
1990          7.98%
1991          5.80%
1992          3.95%
1993          2.77%
1994          3.83%
1995          5.54%
1996          4.99%
1997          5.09%
1998          5.15%
 Best Quarter Worst Quarter
    2.29%         0.67%
  (6/30/89)     (6/30/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.89%.

This table shows the average annual total returns of the Fund's Shares for the periods ended December 31, 1998.


                                1 Year 5 Years 10 Years
------------------------------------------------------
Government Money Fund (Shares)  5.15%  4.91%   4.75%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.25%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.87%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.47%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $89    $278    $482    $1,073

Treasury Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS U.S. Treasury
 securities

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of short-term
 obligations of the U.S.
 Treasury designed to allow the
 Fund to maintain a stable net
 asset value per share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment
 that is generally exempt from
 state and local taxes

Investment Objective
The Treasury Money Fund seeks current income with liquidity and stability of principal.

Investment Strategy of the Treasury Money Fund
The Treasury Money Fund invests substantially all of its assets in U.S. Trea-sury obligations. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentali-ties. Generally, interest payments on obligations held by the Fund will be ex-empt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Treasury Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1992     3.68%
1993     2.66%
1994     3.61%
1995     5.27%
1996     4.81%
1997     4.89%
1998     4.82%
 Best Quarter Worst Quarter
    1.37%         0.63%
  (6/30/91)     (6/30/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.76%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1998.


                     1 Year   5 Years    Since Inception
---------------------------------------------------------
Treasury Money Fund  4.82%    4.68%      4.37%*

* Since February 13, 1991

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.30%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.92%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.52%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $94    $293    $509    $1,131

Tax-Exempt Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 exempt from Federal taxes
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Municipal
 money market instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 which pay interest exempt from
 federal taxes designed to
 allow the Fund to maintain a
 stable net asset value per
 share

 INVESTOR PROFILE Conservative
 taxable investors in higher
 tax brackets seeking current
 income exempt from Federal
 income taxes

Investment Objective
The Tax-Exempt Money Fund seeks a moderate level of current interest income ex-empt from federal income taxes consistent with stability of principal.

Investment Strategy of the Tax-Exempt Money Fund
The Tax-Exempt Money Fund invests substantially all of its assets in high qual-ity money market instruments issued by state and local governments and agen-cies, and other U.S. territories and possessions, that pay interest exempt from Federal taxes ("municipal money market instruments"). Banks and other credit-worthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide li-quidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes in interest rates and selects securities that it be-lieves offer the most attractive risk/return trade off.

Principal Risks of Investing in the Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989        6.14%
1990        5.56%
1991        4.34%
1992        3.02%
1993        1.98%
1994        2.46%
1995        3.53%
1996        3.11%
1997        3.25%
1998        3.09%
 Best Quarter Worst Quarter
    1.62%         0.47%
  (6/30/89)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was 1.06%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1998.

                       1 Year 5 Years 10 Years
----------------------------------------------
Tax-Exempt Money Fund   3.09%  3.08%   3.59%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                     0.25%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.21%
Total Other Expenses                0.61%
------------------------------------------
Total Annual Fund Operating
 Expenses                           0.86%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.46%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $88    $274    $477    $1,061

New York Tax-exempt Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 exempt from Federal, New York
 State and New York City taxes
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS New York tax-
 exempt money market
 instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 which pay interest exempt from
 Federal, New York State and
 New York City taxes designed
 to allow the Fund to maintain
 a stable net asset value per
 share

 INVESTOR PROFILE Conservative
 investors in higher tax
 brackets seeking current
 income that is exempt from
 Federal, New York State and
 New York City income taxes

Investment Objective
The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Tax-Exempt Money Fund
The New York Tax-Exempt Money Fund invests substantially all of its assets in high quality money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from Federal, New York State and New York City income taxes ("New York money market instru-ments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such in-stitutions may also provide liquidity facilities that shorten the effective ma-turity of some of the Fund's holdings. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes pres-ent minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks of Investing in the New York Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

--------------------------------------------------------------------------------


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obliga-tions. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations.

Performance Information
The Fund did not commence operations until August 3, 1998. Therefore, no per-formance information is provided.

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                              0.50%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.29%
Total Other Expenses                         0.69%
----------------------------------------------------
Total Annual Fund Operating Expenses         1.19%*+

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.47% (annualized). For more information about these fees, see "Investment Adviser."
+ Annualized

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $121   $378    $654    $1,443

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More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of the Fund's multiple holdings.

Municipal Issuer Risk
(Tax-Exempt Money Fund and New York Tax-Exempt Money Fund)--There may be eco-nomic or political changes that impact the ability of municipal issuers to re-pay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also ad-versely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced sup-plies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

(New York Tax-Exempt Money Fund)--In addition, the Fund's concentration of in-vestments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numer-ous states.

Mortgage-Backed Securities
(Money Fund and Government Money Fund)--Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possi-bility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the secu-rity will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

--------------------------------------------------------------------------------



Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Money Fund             0.20%
Government Money Fund  0.22%
Treasury Money Fund    0.27%
Tax-Exempt Money Fund  0.19%

U.S. Trust is entitled to receive an advisory fee from the New York Tax-Exempt Money Fund of 0.50% of the Fund's average daily net assets.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

  The Chase Manhattan Bank
  ABA #021000021
  Excelsior Funds, Account Number 9102732915

For Further Credit To:
  Excelsior Funds
  Wire Control Number
  Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to fol-

--------------------------------------------------------------------------------


low its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your cor-respondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive divi-dends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment port-folio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least
$50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market, or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone,
 . Systematic Withdrawal Plan, or
 . By Writing a Check Directly From Your Account

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

  Excelsior Funds
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

--------------------------------------------------------------------------------


Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call
(617) 557-8280). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which

--------------------------------------------------------------------------------


may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

The Tax-Exempt Money and New York Tax-Exempt Money Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. In-come exempt from federal tax may be subject to state and local taxes. Any capi-tal gains distributed by these Funds may be taxable.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------


Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

MONEY FUND

                                        Year Ended March 31,
                            --------------------------------------------------
                                1999        1998      1997      1996      1995
                            --------    --------  --------  --------  --------
Net Asset Value, Beginning
 of Year................... $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            --------    --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income.....  0.04901     0.05139   0.04888   0.05336   0.04494
 Net Gains on Securities
  (both realized and
  unrealized)..............  0.00000     0.00000   0.00000   0.00000   0.00002
                            --------    --------  --------  --------  --------
 Total From Investment
  Operations...............  0.04901     0.05139   0.04888   0.05336   0.04496
                            --------    --------  --------  --------  --------
Less Distributions
 Dividends From Net
  Investment Income........ (0.04901)   (0.05139) (0.04888) (0.05336) (0.04496)
 Dividend in Excess of Net
  Investment Income........  0.00000/2/  0.00000   0.00000   0.00000   0.00000
                            --------    --------  --------  --------  --------
 Total Distributions....... (0.04901)   (0.05139) (0.04888) (0.05336) (0.04496)
                            --------    --------  --------  --------  --------
Net Asset Value, End of
 Year...................... $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            ========    ========  ========  ========  ========
Total Return...............    5.01%       5.26%     5.00%     5.47%     4.59%
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)............ $ 973.67    $ 658.87  $ 498.07  $ 394.29  $ 824.58
 Ratio of Net Operating
  Expenses to Average Net
  Assets...................    0.48%       0.48%     0.47%     0.50%     0.49%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/................    0.52%       0.52%     0.53%     0.53%     0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets...................    4.85%       5.14%     4.89%     5.40%     4.49%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Government Money Fund

                                        Year Ended March 31,
                          -------------------------------------------------------
                               1999         1998       1997       1996       1995
                          ---------    ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
                          ---------    ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.04838      0.05082    0.04862    0.05296    0.04397
                          ---------    ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.04838      0.05082    0.04862    0.05296    0.04397
                          ---------    ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.04838)    (0.05082)  (0.04862)  (0.05296)  (0.04397)
 Dividends in Excess of
  Net Investment
  Income................    0.00000/2/   0.00000    0.00000    0.00000    0.00000
                          ---------    ---------  ---------  ---------  ---------
 Total Distributions....   (0.04838)    (0.05082)  (0.04862)  (0.05296)  (0.04397)
                          ---------    ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
                          =========    =========  =========  =========  =========
Total Return............      4.95%        5.20%      4.97%      5.43%      4.49%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  641.83    $  600.12  $  533.83  $  461.47  $  725.77
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.47%        0.47%      0.47%      0.50%      0.50%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1/.............      0.50%        0.50%      0.51%      0.53%      0.53%
 Ratio of Net Investment
  Income to Average Net
  Assets................      4.85%        5.09%      4.86%      5.36%      4.38%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Treasury Money Fund

                                         Year Ended March 31,
                          ------------------------------------------------------
                               1999        1998       1997       1996       1995
                          ---------  ----------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $     1.00  $    1.00  $    1.00  $    1.00
                          ---------  ----------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.04543     0.04853    0.04676    0.05043    0.04165
 Net Gains on Securities
  (both realized and
  unrealized)...........    0.00002     0.00000    0.00000    0.00000    0.00000
                          ---------  ----------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.04545     0.04853    0.04676    0.05043    0.04165
                          ---------  ----------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.04545)   (0.04853)  (0.04676)  (0.05043)  (0.04165)
 Dividends in Excess of
  Net Investment
  Income................    0.00000  0.00000/2/    0.00000    0.00000    0.00000
                          ---------  ----------  ---------  ---------  ---------
 Total Distributions....   (0.04545)   (0.04853)  (0.04676)  (0.05043)  (0.04165)
Net Asset Value, End of
 Period.................  $    1.00  $     1.00  $    1.00  $    1.00  $    1.00
                          =========  ==========  =========  =========  =========
Total Return............      4.64%       4.96%      4.78%      5.16%      4.25%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  494.22  $   469.64  $  349.09  $  258.17  $  196.93
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.52%       0.52%      0.52%      0.55%      0.55%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1/.............      0.55%       0.54%      0.54%      0.57%      0.57%
 Ratio of Net Investment
  Income to Average Net
  Assets................      4.55%       4.86%      4.68%      5.03%      4.09%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Tax-Exempt Money Fund

                                         Year Ended March 31,
                            ---------------------------------------------------
                                 1999       1998       1997      1996      1995
                            ---------  ---------  ---------  --------  --------
Net Asset Value, Beginning
 of Year..................      $1.00      $1.00      $1.00     $1.00     $1.00
                                -----      -----      -----     -----
Income From Investment
 Operations
 Net Investment Income....    0.02911    0.03216    0.03050   0.03362   0.02825
                            ---------  ---------  ---------  --------  --------
 Total From Investment
  Operations..............    0.02911    0.03216    0.03050   0.03362   0.02825
                            ---------  ---------  ---------  --------  --------
Less Distributions
 Dividends From Net
  Investment Income.......   (0.02910)  (0.03216)  (0.03050) (0.03362) (0.02825)
 Dividends in Excess of
  Net Investment Income...   (0.00001)   0.00000    0.00000   0.00000   0.00000
                            ---------  ---------  ---------  --------  --------
 Total Distributions......   (0.02911)  (0.03216)  (0.03050) (0.03362) (0.02825)
                            ---------  ---------  ---------  --------  --------
Net Asset Value, End of
 Year.....................      $1.00      $1.00      $1.00     $1.00     $1.00
                                =====      =====      =====     =====     =====
Total Return..............      2.95%      3.26%      3.09%     3.41%     2.86%
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)...........  $1,503.07  $1,396.53  $1,069.69  $ 966.71  $ 814.89
 Ratio of Net Operating
  Expenses to Average Net
  Assets..................      0.46%      0.47%      0.47%     0.49%     0.49%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/...............      0.52%      0.53%      0.52%     0.53%     0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets..................      2.91%      3.21%      3.05%     3.35%     2.85%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------


New York Tax-Exempt Money Fund

                                                 Period Ended March 31, 1999/1/
                                                 ------------------------------
Net Asset Value, Beginning of Period............               $1.00
                                                               -----
Income From Investment Operations
 Net Investment Income..........................             0.01711
                                                            --------
 Total From Investment Operations...............             0.01711
                                                            --------
Less Distributions
 Dividends From Net Investment Income...........            (0.01711)
                                                            --------
 Total Distributions............................            (0.01711)
Net Asset Value, End of Period..................               $1.00
                                                               =====
Total Return....................................            1.72%/3/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)........            $ 305.72
 Ratio of Net Operating Expenses to Average Net
  Assets........................................            0.47%/2/
 Ratio of Gross Operating Expenses to Average
  Net Assets/3/.................................            0.79%/2/
 Ratio of Net Investment Income to Average Net
  Assets........................................            2.24%/2/

------
Notes:
1. Inception date of the Fund was August 3, 1998.
2. Annualized.
3. Not Annualized.

Excelsior Funds, Inc.
Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-6009. The In-vestment Company Act registration numbers of Excelsior Funds, Inc. and Excel-sior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

                                                             [LOGO APPEARS HERE]
Excelsior Tax-Exempt Fixed Income Funds

Prospectus

August 1, 1999

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund
Short-Term Tax-Exempt Securities Fund
New York Intermediate-Term Tax-Exempt Fund
California Tax-Exempt Income Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

Investment Sub-Adviser
U.S. Trust Company, N.A.
(California Tax-Exempt Income Fund)


The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

                                             [EXCELSIOR FUNDS LOGO APPEARS HERE]

Table of Contents

Excelsior Tax-Exempt Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds (each, a Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                           Page
Long-Term Tax-Exempt Fund...........................................          4
Intermediate-Term Tax-Exempt Fund...................................          6
Short-Term Tax-Exempt Securities Fund...............................          8
New York Intermediate-Term Tax-Exempt Fund..........................         10
California Tax-Exempt Income Fund...................................         12
More Information About Risk.........................................         14
Each Fund's Other Investments.......................................         14
The Investment Adviser and Sub-Adviser And Portfolio Managers.......      14-15
Purchasing, Selling and Exchanging Fund Shares......................         15
Dividends, Distributions And Taxes..................................         18
Financial Highlights................................................         19
How To Obtain More Information About Excelsior Tax-Exempt Funds..... Back Cover

--------------------------------------------------------------------------------

Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank de-posit and it is not insured or guaranteed by the Federal Deposit Insurance Cor-poration (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Long-Term Tax-Exempt Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL High current
 income exempt from federal
 income taxes

 INVESTMENT FOCUS Tax-exempt
 municipal securities

 SHARE PRICE VOLATILITY medium

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 investment grade tax-exempt
 municipal obligations

 INVESTOR PROFILE Investors in
 higher tax brackets seeking to
 maximize tax-exempt income,
 and who are willing to accept
 risk of share price volatility

Investment Objective
The Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes.

Investment Strategy of the Long-Term Tax-Exempt Fund
The Long-Term Tax-Exempt Fund invests substantially all of its assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In selecting municipal securities for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund generally will have a dollar-weighted portfolio maturity between 10 and 25 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal se-curities that pay interest subject to the alternative minimum tax. The Fund's average weighted portfolio maturity may be as high as 30 years and there is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Long-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that long-term municipal securities may underperform other market segments of the fixed income markets or the fixed in-come markets as a whole.

--------------------------------------------------------------------------------
Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989    11.75%
1990     6.89%
1991    12.72%
1992    10.01%
1993    15.63%
1994    -5.78%
1995    23.43%
1996     3.67%
1997     9.47%
1998     6.31%
 Best Quarter Worst Quarter
    9.35%        (7.14)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was -2.85%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers Current Municipal Bond Index.

                                            1 Year  5 Years 10 Years
--------------------------------------------------------------------
Long-Term Tax-Exempt Fund                     6.31%  7.00%   9.16%

Lehman Brothers Current Municipal Bond Index  6.33%  5.46%   7.77%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                             0.50%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.26%
Total Other Expenses                        0.66%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.16%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.76%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $118   $368    $638    $1,409

Intermediate-Term Tax-Exempt Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Moderate
 current income exempt from
 federal income taxes,
 consistent with relative
 stability of principal

 INVESTMENT FOCUS Tax-exempt
 municipal securities

 SHARE PRICE VOLATILITY Medium

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 investment grade tax-exempt
 municipal obligations

 INVESTOR PROFILE Investors in
 higher tax brackets seeking
 tax-exempt income, and who are
 willing to accept moderate
 share price volatility

Investment Objective
The Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stabil-ity of principal.

Investment Strategy of the Intermediate-Term Tax-Exempt Fund
The Intermediate-Term Tax-Exempt Fund invests substantially all of its assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest from which is exempt from federal income taxes ("municipal securities"). In selecting municipal securities for the Fund, the Adviser considers each security's yield and total return poten-tial relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund generally will have a dollar-weighted average maturity of 3 to 10 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Intermediate-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that intermediate-term municipal securi-ties may underperform other segments of the fixed income market or the fixed income markets as a whole.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989     8.66%
1990     6.41%
1991    10.19%
1992     8.50%
1993    10.78%
1994    -4.18%
1995    15.08%
1996     4.34%
1997     7.31%
1998     6.32%
 Best Quarter Worst Quarter
    9.01%        (4.57)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was -1.70%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Brothers 5 Year Municipal G.O. Bond Index.

                                                  1 Year 5 Years 10 Years
-------------------------------------------------------------------------
Intermediate-Term
 Tax-Exempt Fund                                   6.32%  5.59%   7.23%

Lehman Brothers 5 Year Municipal G.O. Bond Index   5.85%  5.36%   6.98%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                     0.35%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.23%
Total Other Expenses                0.63%
------------------------------------------
Total Annual Fund Operating
 Expenses                           0.98%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.58%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $100   $312    $542    $1,201

Short-Term Tax-Exempt Securities Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 INVESTMENT GOAL Current income
 exempt from federal income
 taxes, consistent with
 relative stability of
 principal

 INVESTMENT FOCUS Tax-exempt
 municipal securities

 SHARE PRICE VOLATILITY Low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 investment grade tax-exempt
 municipal obligations

 INVESTOR PROFILE Investors
 seeking tax-exempt income with
 the risk of limited share
 price volatility

Investment Objective
The Short-Term Tax-Exempt Securities Fund seeks as high a level of current in-terest income exempt from federal income taxes as is consistent with relative stability of principal.

Investment Strategy of the Short-Term Tax-Exempt Securities Fund
The Short-Term Tax-Exempt Securities Fund invests substantially all of its as-sets in tax-exempt securities issued by U.S. states, territories and posses-sions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In selecting municipal securi-ties for the Fund, the Adviser emphasizes preservation of principal and consid-ers each security's yield and total return potential relative to other avail-able municipal securities. The Fund generally will have a dollar-weighted aver-age portfolio maturity of 1 to 3 years.

The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Short-Term Tax-Exempt Securities Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that short-term municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]

1993     5.49%
1994    -0.30%
1995     7.41%
1996     3.68%
1997     4.58%
1998     4.58%

 Best Quarter Worst Quarter
    2.53%        (1.18)%
  (3/31/95)      (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was 0.58%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Brothers 3 Year Municipal Bond Index.

                                             1 Year 5 Years Since Inception
---------------------------------------------------------------------------
Short-Term Tax-Exempt Securities Fund        4.58%   3.96%       4.21%*

Lehman Brothers 3 Year Municipal Bond Index  5.20%   4.91%       5.13%*

* Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                         0.30%
Other Expenses
  Administrative Servicing Fee    0.40%
  Other Operating Expenses        0.28%
Total Other Expenses                    0.68%
----------------------------------------------
Total Annual Fund Operating Expenses    0.98%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.58%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $100   $312    $542    $1,201

New York Intermediate-Term Tax-Exempt Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Maximize
 current income exempt from
 federal, New York State and
 New York City income taxes

 INVESTMENT FOCUS New York tax-
 exempt municipal securities

 SHARE PRICE VOLATILITY Medium

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of investment grade
 municipal obligations that pay
 interest that is exempt from
 federal, New York State and
 New York City income taxes

 INVESTOR PROFILE High tax
 bracket investors seeking tax-
 exempt current income, and who
 are willing to accept a
 moderate degree of share price
 volatility

Investment Objective
The New York Intermediate-Term Tax-Exempt Fund seeks to provide New York in-vestors with as high a level of current interest income exempt from federal in-come tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Intermediate-Term Tax-Exempt Fund
The New York Intermediate-Term Tax-Exempt Fund invests substantially all of its assets in tax-exempt securities issued by New York State local governments and agencies in New York and other Governmental issuers including U.S. territories and possessions that pay interest exempt from Federal, New York State and New York City income taxes ("New York municipal securities"). In selecting securi-ties for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.

The Fund emphasizes investment in New York municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not in-vest in securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the New York Intermediate-Term Tax-Exempt Fund The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York municipal securities, to meet their financial obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

-------------------------------------------------------------------------------

The Fund is also subject to the risk that New York municipal securities may underperform other market segments of the fixed income markets or the fixed in-come markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1991     9.53%
1992     6.55%
1993     9.28%
1994    -4.23%
1995    13.62%
1996     4.31%
1997     6.67%
1998     6.33%
 Best Quarter Worst Quarter
    6.12%        (4.16)%
  (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was -1.76%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Lehman Brothers 5 Year Municipal Bond Index.

                                             1 Year 5 Years Since Inception
---------------------------------------------------------------------------
New York Intermediate-Term Tax-Exempt Fund    6.33%  5.18%       6.57%*

Lehman Brothers 5 Year Municipal Bond Index   5.85%  5.28%       6.96%*

* Since May 31, 1990

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                     0.50%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.23%
Total Other Expenses                0.63%
------------------------------------------
Total Annual Fund Operating
 Expenses                           1.13%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.73%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $115   $359    $622    $1,375

California Tax-Exempt Income Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Moderate
 current income exempt from
 federal and California income
 taxes

 INVESTMENT FOCUS California
 tax-exempt municipal securities

 SHARE PRICE VOLATILITY Medium

 PRINCIPAL INVESTMENT
 STRATEGY Investing in
 municipal obligations that pay
 interest that is exempt from
 federal and California taxes

 INVESTOR PROFILE Investors
 seeking tax-exempt current
 income, and who are willing to
 accept some degree of share
 price volatility

Investment Objective
The California Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of princi-pal. This objective may be changed without shareholder approval.

Investment Strategy of the California Tax-Exempt Income Fund
The California Tax-Exempt Income Fund invests substantially all of its assets in tax-exempt securities issued by the State of California and its cities, counties and political subdivisions and other Governmental issuers including U.S. territories and possessions, the interest from which is exempt from fed-eral and California State income taxes ("California municipal securities"). In selecting securities for the Fund, the Sub-Adviser considers each security's yield and total return potential relative to other available municipal securi-ties and manages the Fund through gradual shifts in the Fund's average maturi-ty. The Fund generally will have a dollar-weighted average remaining maturity of 3 to 5 years.

The Fund emphasizes investment in California municipal securities rated in the two highest rating categories at the time of investment. However, the Fund may invest without limit in investment grade municipal securities, which are those rated at the time of investment in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Sub-Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund or-dinarily will not invest in securities that pay interest subject to the alter-native minimum tax. There is no restriction on the maturity of any single secu-rity held by the Fund.

Principal Risks of Investing in the California Tax-Exempt Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of California municipal securities to meet their continuing obligations for the payment of principal and interest. California and its cities face long-term economic problems that could seriously affect their ability, and that of other issuers of California municipal securities to meet their financial obli-gations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

--------------------------------------------------------------------------------

The Fund is also subject to the risk that California municipal securities may underperform other market segments of the fixed income markets or the fixed in-come markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1997    5.72%
1998    5.25%
 Best Quarter Worst Quarter
    2.46%         (0.22)%
  (6/30/97)      (3/31/97)

The Fund's performance for the six month period ending June 30, 1999 was -0.04%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the Merrill Lynch 3-7 Year Municipal In-dex.


                                       1 Year Since Inception
-------------------------------------------------------------
California Tax-Exempt Income Fund       5.25%      5.46%*

Merrill Lynch 3-7 Year Municipal Index  5.97%      6.44%**

* Since October 1, 1996  ** Since September 30, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                     0.50%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.29%
Total Other Expenses                0.69%
------------------------------------------
Total Annual Fund Operating
 Expenses                           1.19%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.50%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $121   $378    $654    $1,443

--------------------------------------------------------------------------------

More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitiv-ity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of a Fund's multiple holdings.

Municipal Issuer Risk
(All Funds)--There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on munic-ipal securities. Changes to the financial condition or credit rating of munici-pal issuers may also adversely affect the value of the Fund's municipal securi-ties. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain mu-nicipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser or Sub- Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser and Sub-Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

--------------------------------------------------------------------------------

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Short-Term Tax-Exempt Securi-ties, Intermediate-Term Tax- Exempt, Long-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds and continuously reviews, supervises and ad-ministers each Fund's investment program.

U.S. Trust Company, N.A. (the Sub-Adviser) serves as the investment sub-adviser to the California Tax-Exempt Income Fund. The Sub-Adviser is a national bank and a wholly-owned subsidiary of U.S. Trust Corporation, and has its principal offices at 515 South Flower Street, Los Angeles, CA 90071. The Sub-Adviser makes investment decisions for the Fund.

The Adviser oversees the Sub-Adviser to ensure compliance with the California Tax-Exempt Income Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Ad-viser out of the investment advisory fee it receives from the Fund (described below).

The Board of Directors of Excelsior Tax-Exempt Funds, Inc. supervises the Ad-viser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Short-Term Tax-Exempt Securities Fund       0.23%
Intermediate-Term Tax-Exempt Fund           0.29%
Long-Term Tax-Exempt Fund                   0.41%
New York Intermediate-Term Tax-Exempt Fund  0.48%
California Tax-Exempt Income Fund           0.00%

Portfolio Managers
Kenneth J. McAlley has served as the Short-Term Tax- Exempt Securities, Inter-mediate-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' port-folio manager since 1995 and the Long-Term Tax-Exempt Fund's portfolio manager since 1986. Mr. McAlley, Executive Vice President and Manager of the Fixed In-come Investment Division of U.S. Trust, has been with U.S. Trust since 1980. Mr. McAlley is primarily responsible for the day to day management of the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Lois G. Ingham, C.F.A. and Alan G. Remedios have served as the California Tax-Exempt Income Fund's portfolio managers since 1997 and 1998, respectively. Ms. Ingham, a Senior Vice President and Director of Fixed Income Investments, has been with the Sub-Adviser since 1990. Mr. Remedios, a Vice President in the Sub-Adviser's Fixed-Income Division, has been with the Sub-Adviser since 1993. Ms. Ingham and Mr. Remedios are primarily responsible for the day to day man-agement of the California Tax-Exempt Income Fund's portfolio. Research, analy-ses, trade execution and other facilities provided by the Sub-Adviser and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange

--------------------------------------------------------------------------------

to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Tax-Exempt Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

 The Chase Manhattan Bank
 ABA # 021000021
 Excelsior Funds, Account Number 9102732915

For Further Credit To:
 Excelsior Funds
 Wire Control Number
 Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser or Sub-Adviser thinks that they are unreliable, fair value prices may be determined in good faith us-ing methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least
$50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

--------------------------------------------------------------------------------

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone, or
 . Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

 Excelsior Tax-Exempt Funds
 c/o Chase Global Funds Services Company
 P.O. Box 2798
 Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

--------------------------------------------------------------------------------

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

The Funds intend to distribute federally tax-exempt income. Each Fund may in-vest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be tax-able.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

LONG-TERM TAX-EXEMPT FUND

                                         Year Ended March 31,
                                 ---------------------------------------------
                                    1999     1998       1997      1996    1995
                                 -------  -------    -------    ------  ------
Net Asset Value, Beginning of
 Year........................... $ 10.03  $  9.43    $  9.53    $ 9.27  $ 8.87
                                 -------  -------    -------    ------  ------
Income From Investment
 Operations
 Net Investment Income..........    0.42     0.44       0.46      0.47    0.43
 Net Gains on Securities (both
  realized and unrealized)......    0.12     0.71       0.03      0.39    0.50
                                 -------  -------    -------    ------  ------
 Total From Investment
  Operations....................    0.54     1.15       0.49      0.86    0.93
                                 -------  -------    -------    ------  ------
Less Distributions
 Dividends From Net Investment
  Income........................   (0.42)   (0.43)     (0.46)    (0.46)  (0.43)
 Distributions From Net Realized
  Gain on Investments...........   (0.28)   (0.12)     (0.13)    (0.14)  (0.10)
 Distributions in Excess of Net
  Realized Gain on Investments..    0.00     0.00/2/    0.00/2/   0.00    0.00
                                 -------  -------    -------    ------  ------
 Total Distributions............   (0.70)   (0.55)     (0.59)    (0.60)  (0.53)
                                 -------  -------    -------    ------  ------
Net Asset Value, End of Year.... $  9.87  $ 10.03    $  9.43    $ 9.53  $ 9.27
                                 =======  =======    =======    ======  ======
Total Return....................   5.42%   12.18%      5.47%     9.35%  11.01%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)..................... $182.45  $149.54    $107.93    $91.06  $78.88
 Ratio of Net Operating Expenses
  to Average Net Assets.........   0.76%    0.74%      0.74%     0.77%   0.80%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/.....................   0.86%    0.81%      0.81%     0.82%   0.83%
 Ratio of Net Investment Income
  to Average Net Assets.........   4.17%    4.40%      4.80%     4.85%   4.86%
 Portfolio Turnover Rate........   88.0%    83.0%     125.0%    185.0%  214.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

INTERMEDIATE-TERM TAX-EXEMPT FUND

                                          Year Ended March 31,
                                 ---------------------------------------------
                                    1999     1998     1997       1996     1995
                                 -------  -------  -------    -------  -------
Net Asset Value, Beginning of
 Year........................... $  9.48  $  9.11  $  9.12    $  8.80  $  8.64
                                 -------  -------  -------    -------  -------
Income From Investment
 Operations
 Net Investment Income..........    0.38     0.42     0.40       0.40     0.37
 Net Gains on Securities (both
  realized and unrealized)......    0.14     0.37     0.00       0.32     0.16
                                 -------  -------  -------    -------  -------
 Total From Investment
  Operations....................    0.52     0.79     0.40       0.72     0.53
                                 -------  -------  -------    -------  -------
Less Distributions
 Dividends From Net Investment
  Income........................   (0.35)   (0.41)   (0.41)     (0.40)   (0.37)
 Dividends in Excess of Net
  Investment Income.............   (0.03)    0.00     0.00/2/    0.00     0.00
 Distributions From Net Realized
  Gain on Investments...........   (0.13)   (0.01)    0.00       0.00     0.00
                                 -------  -------  -------    -------  -------
 Total Distributions............   (0.51)   (0.42)   (0.41)     (0.40)   (0.37)
                                 -------  -------  -------    -------  -------
Net Asset Value, End of Year.... $  9.49  $  9.48  $  9.11    $  9.12  $  8.80
                                 =======  =======  =======    =======  =======
Total Return....................   5.53%    8.81%    4.58%      8.30%    6.34%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)..................... $323.99  $271.02  $244.05    $255.18  $234.99
 Ratio of Net Operating Expenses
  to Average Net Assets.........   0.58%    0.58%    0.58%      0.60%    0.61%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/.....................   0.64%    0.64%    0.64%      0.65%    0.64%
 Ratio of Net Investment Income
  to Average Net Assets.........   3.95%    4.47%    4.56%      4.44%    4.28%
 Portfolio Turnover Rate........   48.0%    30.0%    28.0%      50.0%   362.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT SECURITIES FUND

                                           Year Ended March 31,
                                    ------------------------------------------
                                      1999    1998      1997      1996    1995
                                    ------  ------    ------    ------  ------
Net Asset Value, Beginning of
 Period............................ $ 7.11  $ 7.03    $ 7.05    $ 6.96  $ 6.99
                                    ------  ------    ------    ------  ------
Income From Investment Operations
 Net Investment Income.............   0.26    0.27      0.26      0.28    0.25
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)......................   0.06    0.08     (0.01)     0.09   (0.02)
                                    ------  ------    ------    ------  ------
 Total From Investment Operations..   0.32    0.35      0.25      0.37    0.23
                                    ------  ------    ------    ------  ------
Less Distributions
 Dividends From Net Investment
  Income...........................  (0.26)  (0.27)    (0.27)    (0.28)  (0.25)
 Dividends in Excess of Net
  Investment Income................   0.00    0.00/2/   0.00/2/   0.00    0.00
 Distributions From Net Realized
  Gain on Investments..............   0.00    0.00      0.00      0.00   (0.01)
                                    ------  ------    ------    ------  ------
 Total Distributions...............  (0.26)  (0.27)    (0.27)    (0.28)  (0.26)
                                    ------  ------    ------    ------  ------
Net Asset Value, End of Period..... $ 7.17  $ 7.11    $ 7.03    $ 7.05  $ 6.96
                                    ======  ======    ======    ======  ======
Total Return.......................  4.51%   5.01%     3.55%     5.42%   3.45%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)........................ $45.16  $42.35    $41.08    $42.97  $48.19
 Ratio of Net Operating Expenses to
  Average Net Assets...............  0.58%   0.59%     0.58%     0.58%   0.59%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/.........  0.65%   0.65%     0.65%     0.64%   0.61%
 Ratio of Net Investment Income to
  Average Net Assets...............  3.58%   3.76%     3.73%     4.05%   3.60%
 Portfolio Turnover Rate...........  47.0%   58.0%     87.0%    124.0%  565.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

                                           Year Ended March 31,
                                   -------------------------------------------
                                      1999     1998       1997    1996    1995
                                   -------  -------    -------  ------  ------
Net Asset Value, Beginning of
 Period........................... $  8.79  $  8.45    $  8.44  $ 8.24  $ 8.18
                                   -------  -------    -------  ------  ------
Income From Investment Operations
 Net Investment Income............    0.33     0.35       0.36    0.35    0.33
 Net Gains on Securities (both
  realized and unrealized)........    0.12     0.34       0.01    0.20    0.15
                                   -------  -------    -------  ------  ------
 Total From Investment
  Operations......................    0.45     0.69       0.37    0.55    0.48
                                   -------  -------    -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.33)   (0.35)     (0.36)  (0.35)  (0.33)
 Distributions in Excess of Net
  Investment Income...............    0.00     0.00/2/    0.00    0.00    0.00
 Distributions From Net Realized
  Gain on Investments.............   (0.11)    0.00       0.00    0.00   (0.09)
 Distributions in Excess of Net
  Realized Gain on Investments....    0.00     0.00       0.00    0.00    0.00
                                   -------  -------    -------  ------  ------
 Total Distributions..............   (0.44)   (0.35)     (0.36)  (0.35)  (0.42)
                                   -------  -------    -------  ------  ------
Net Asset Value, End of Period.... $  8.80  $  8.79    $  8.45  $ 8.44  $ 8.24
                                   =======  =======    =======  ======  ======
Total Return......................   5.16%    8.35%      4.46%   6.77%   6.05%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $154.83  $131.29    $102.25  $96.41  $87.16
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.73%    0.71%      0.72%   0.75%   0.78%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/........   0.75%    0.74%      0.75%   0.77%   0.80%
 Ratio of Net Investment Income to
  Average Net Assets..............   3.75%    4.08%      4.25%   4.15%   4.06%
 Portfolio Turnover Rate..........   65.0%    47.0%      89.0%  154.0%  563.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT INCOME FUND

                                    Year ended     Year ended      Period ended
                                March 31, 1999 March 31, 1998 March 31, 1997/1/
                                -------------- -------------- -----------------
Net Asset Value, Beginning of
 Period........................     $ 7.18         $ 6.95          $ 7.00
                                    ------         ------          ------
Income From Investment
 Operations
 Net Investment Income.........       0.27           0.28            0.12
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)..................       0.07           0.23           (0.05)
                                    ------         ------          ------
 Total From Investment
  Operations...................       0.34           0.51            0.07
                                    ------         ------          ------
Less Distributions
 Dividends From Net Investment
  Income.......................      (0.27)         (0.28)          (0.12)
 Total Distributions...........      (0.27)         (0.28)          (0.12)
                                    ------         ------          ------
Net Asset Value, End of
 Period........................     $ 7.25         $ 7.18          $ 6.95
                                    ======         ======          ======
Total Return...................      4.74%          7.42%           2.12%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................     $64.91         $32.57          $13.23
 Ratio of Net Operating
  Expenses to Average Net
  Assets.......................      0.50%          0.50%           0.66%/2/
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/3/....................      1.08%          1.24%           1.53%/2/
 Ratio of Net Investment Income
  to Average Net Assets........      3.65%          3.90%           3.69%/2/
 Portfolio Turnover Rate.......       5.0%          14.0%            7.0%/2/

------
Notes:
1. Inception date of the Fund was October 1, 1996.
2. Annualized.
3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Sub-Adviser
U.S. Trust Company, N.A.
515 South Flower Street
Los Angeles, California 90071

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAI dated August 1, 1999 includes detailed information about Excelsior Tax-Exempt Funds, Inc. The SAI is on file with the SEC and is incorporated by ref-erence into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, and recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Tax-Exempt Funds, Inc., from the SEC's website ("http://www.sec.gov"). You may review and copy docu-ments at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Tax-Exempt Funds, Inc.'s Investment Company Act registration number is 811-4101.